Commitments and Contingencies - Lease Agreements (Detail)		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 11, 2015 USD ($) ft²	Nov. 30, 2015 USD ($) ft²	Mar. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area under lease (in square feet) | ft²	26,100	2,300	26,100
Monthly lease rent	$ 68,000	$ 3,100	$ 68,000
Rent expense				$ 663,000	$ 602,000